Matthews International Funds
d/b/a Matthews Asia Funds
Four Embarcadero Center, Suite 550
San Francisco, California 94111
May 2, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:Matthews International Funds—File Nos. 033-78960 and 811-08510
Sir or Madam:
On behalf of Matthews International Funds (the “Registrant”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the prospectus and statement of additional information that would have been filed by the Registrant under Rule 497(c) under the Securities Act do not differ from that contained in Post-Effective Amendment No. 114 to the Registrant’s registration statement on Form N-1A as filed electronically with the Securities and Exchange Commission on April 30, 2025.
Please direct any inquiries regarding this filing to Deepa Damre Smith, Vice President, at (415) 788-7553.
Very truly yours,
/s/ John McGowan
John McGowan
Vice President and Secretary